Opearting Lease (Details) - Schedule of weighted average remaining lease terms and discount rates	Dec. 31, 2022	Jun. 30, 2022
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1 year 1 month 17 days	1 year 1 month 17 days
Weighted average discount rate	4.75%	4.75%